Revenue from Contract with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers	Revenue from Contracts with Customers
During the year ended December 31, 2023, we recognized revenue of $10.1 million, of which $3.0 million was recognized over time and $7.1 million was recognized at a point in time. During the year ended December 31, 2022, we recognized revenue of $6.0 million, of which $1.6 million was recognized over time and $4.4 million was recognized at a point in time. During the year ended December 31, 2021, we recognized revenue of $4.2 million, of which $3.8 million was recognized over time and $0.4 million was recognized at a point in time.

In November 2021, the Company entered a 5-year noncancellable agreement with a technology company by which the customer receives $4.0 million in credits to purchase imagery each year. The Company recognizes revenue as images are delivered to the customer. The customer pays the Company in non-cash consideration in the form of a license to a proprietary software platform, which the Company uses in its internal operations. We recognized $2.8 million of revenue from this customer during the year ended December 31, 2023. We recognized $3.4 million of revenue from this customer during the year ended December 31, 2022.

Disaggregation of revenue

Information about our revenue by business line is as follows:

	Year Ended December 31,
	2023	2022	2021
Revenue by business line
Asset Monitoring	$4,505	$4,390	389
Constellation as a Service ("CaaS")	1,648	1,622	3,858
Space Systems	3,921	—	—
Total revenue	$10,074	$6,012	$4,247
Information about our revenue by geography is as follows:

	Year Ended December 31,
	2023	2022	2021
Revenue by geography (1)
North America	$3,475	$3,647	$204
Europe	2,113	1,629	4
Asia Pacific	4,422	619	4,000
South America	64	117	39
Total revenue	$10,074	$6,012	$4,247
(1)Revenue by geography is based on the geographical location of the customer.

Contract Liabilities and Remaining Performance Obligations
Our contract liabilities consist of payments received from customers, or such consideration contractually due, in advance of providing the relevant satellite imagery or related service. Amounts included in Contract liabilities are as follows:

	December 31,
	2023	2022
Non-current	$1,000	$1,000
Current	3,728	1,941
Total	$4,728	$2,941
During the year ended December 31, 2023, we recognized revenue of $1.8 million that was included as a Contract liability as of December 31, 2022. During the year ended December 31, 2022, we recognized revenue of $0.9 million that was included as a Contract liability as of December 31, 2021. During the year ended December 31, 2021, we recognized revenue of $0.5 million that was included as a Contract liability as of December 31, 2020. The increase in contract liabilities in the year ended December 31, 2023 was primarily due to an increase in unused credits to purchase imagery as part of the non-cash agreement described above. Total unused credits included in contract liabilities at December 31, 2023, and December 31, 2022 were $2.7 million and $1.6 million, respectively. Unused credits expire one year after issuance. There were no credits that expired in the years ended December 31, 2023 or 2022.
A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The following table represents the total transaction price for the remaining performance obligations as of December 31, 2023 related to non-cancellable contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$12,008	$7,098	$4,250	$—